CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity (deficit)
Preferred stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock , Shares Authorized	100,000,000	11,665,085
Common Stock , Par Value	$ 0.0001	$ 0.0001
Common Stock , Shares Issued	6,097,254	2,207,449
Common Stock , Shares Outstanding	6,097,254	2,207,449